UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23940

Gemcorp Commodities Alternative Products Fund

(Exact name of registrant as specified in charter)

12 East 49th Street, 18th Floor, New York, NY 10017

(Address of principal executive offices) (Zip code)

1-646-979-8494

(Registrant’s telephone number, including area code)

Ahmad Al-Sati

Gemcorp Capital Advisors LLC

12 East 49th Street, 18th Floor

New York, NY 10017

(Name and address of agent for service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

GEMCORP
CAPITAL

Gemcorp Commodities Alternative Products Fund

SEMI-ANNUAL REPORT

June 30, 2026

Gemcorp Commodities Alternative Products Fund	Performance Overview
June 30, 2026 (Unaudited)

The Fund’s performance figures for the period ended June 30, 2026, compared to its benchmark:

Average Annual Total Returns (as of June 30, 2026)

	1 Mo	3 Mo	6 Mo	YTD	Since Inception (annualised)	Inception Date
Gemcorp Commodities Alternative Products Fund - I	0.39%	2.09%	3.11%	3.11%	3.53%	12/31/2024
Bloomberg U.S. Aggregate Bond Index	0.24%	0.67%	0.62%	0.62%	5.26%	12/31/2024

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling 1-833-597-2471 or by visiting www. gemcorpcapital. com/capabilities/us-gcap.

Semi-Annual Report | June 30, 2026	1

Gemcorp Commodities Alternative Products Fund	Performance Overview
June 30, 2026 (Unaudited)

Performance of $10,000 Initial Investment (as of June 30, 2026)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2

Gemcorp Commodities Alternative Products Fund	Performance Overview
June 30, 2026 (Unaudited)

Top Ten Holdings	% of Net Assets*
Gramturk Investment Holdings, LP TL	12.87%
Sonangol - Tranche B	5.92%
Avenir Issuer III Ireland DAC	5.72%
Volcan Cia Minera SAA	5.45%
Energin – Cycle 1	5.38%
Anglo American Capital PLC	5.35%
Newmont Corp. / Newcrest Finance Pty, Ltd.	5.09%
Samarco Mineracao SA	4.41%
Loinette - Gulf U1	4.22%
Preco	2.78%

Asset Allocation (as a % of Net Assets)*

* Top Ten Holdings (excludes Cash and cash equivalents) and Asset Allocation are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

Semi-Annual Report | June 30, 2026	3

Gemcorp Commodities Alternative Products Fund	Statement of Investments
June 30, 2026 (Unaudited)

Corporate Bonds - 33.05%	Shares/Par	Coupon Rate	Maturity Date	Market Value
Great Britain - 5.35%
Mining - 5.35%
Anglo American Capital PLC(a)	1,000,000	5.75%	04/05/2034	$1,030,710
Anglo American Capital PLC(a)	1,000,000	5.25%	03/19/2036	988,562
United States - 15.29%
Agriculture - 4.97%
Archer-Daniels-Midland Co.	1,000,000	2.50%	08/11/2026	998,090
Cargill, Inc.(a)	1,000,000	2.125%	11/10/2031	880,637
				1,878,727
Engineering&Construction - 2.61%
Fluor Corp.	1,000,000	4.25%	09/15/2028	986,993
Chemicals - 2.63%
Mosaic Co.	1,000,000	4.05%	11/15/2027	993,360
Mining - 5.08%
Newmont Corp.	1,000,000	2.60%	07/15/2032	895,530
Newmont Corp. / Newcrest Finance Pty, Ltd.	1,000,000	5.35%	03/15/2034	1,024,630
				1,920,160
Peru - 5.46%
Mining - 5.46%
Volcan Cia Minera SAA(a)	2,010,000	8.75%	01/24/2030	2,059,355
Brazil - 4.42%
Iron/Steel - 4.42%
Samarco Mineracao SA(b)	1,656,649	9.00%	06/30/2031	1,666,797
Luxembourg - 2.53%
Food - 2.53%
Minerva Luxembourg SA(b)	1,000,000	7.50%	04/22/2036	954,237
Total Corporate Bonds (Cost $12,508,920)				$12,478,901

See Notes to Financial Statements

4

Gemcorp Commodities Alternative Products Fund	Statement of Investments
June 30, 2026 (Unaudited)

Bank Loan - 36.28%	Shares/Par	Coupon Rate	Maturity Date	Market Value
Brazil - 3.31%
Agriculture - 3.31%
Clealco - U2	250,000	13.69%	12/31/2027	$248,750
Clealco - U1	1,000,000	13.69%	12/31/2027	1,000,000
				1,248,750
UAE - 7.19%
Energy Oil and Gas - 5.38%
Energin - Cycle 1	2,029,703	14.75%	09/02/2026	2,029,703
Oil & Gas - 1.81%
Pacific Oilfield-U8	433,577	12.45%	09/15/2026	433,577
Pacific Oilfield - S9	250,000	12.45%	09/28/2026	250,000
				683,577
Turkey - 12.87%
Construction - 12.87%
Gramturk Investment Holdings, LP TL(c)	4,861,111	14.45%	06/29/2029	4,861,111
Tanzania - 4.22%
Oil & Gas - 4.22%
Loinette - Gulf U1(c)	1,593,514	8.50%	11/30/2028	1,593,514
Switzerland - 2.79%
Agriculture - 2.79%
PRECO_S11	181,456	10%	07/15/2026	181,456
PRECO_S13	115,325	10%	07/21/2026	115,325
PRECO_S14	126,817	10%	07/22/2026	126,817
PRECO_S15	165,310	10%	07/24/2026	165,310
PRECO_S16	86,448	10%	08/22/2026	86,448
PRECO_S17	92,771	10%	07/02/2026	92,771
PRECO_S18	56,698	10%	08/22/2026	56,698
PRECO_S19	104,508	10%	08/22/2026	104,508
PRECO_S20	118,831	10%	08/22/2026	118,831
				1,048,164
Angola - 5.91%
Oil & Gas - 5.91%
Sonangol - Tranche B(c)	2,291,667	11.50%	01/09/2031	2,234,375
Total Bank Loan (Cost $13,666,704)				$13,699,194

See Notes to Financial Statements

Semi-Annual Report | June 30, 2026	5

Gemcorp Commodities Alternative Products Fund	Statement of Investments
June 30, 2026 (Unaudited)

Government Bond - 10.37%	Shares/Par	Coupon Rate	Maturity Date	Market Value
Brazil - 2.12%
Sovereign - 2.12%
Brazilian Government International Bond	1,000,000	5.00%	01/27/2045	$799,061
Kenya - 2.54%
Sovereign - 2.54%
Republic of Kenya Government International Bond(b)	1,000,000	8.25%	02/28/2048	958,377
Angola - 5.71%
Sovereign - 5.71%
Avenir Issuer III Ireland DAC	1,425,160	6.00%	03/22/2027	1,405,441
Avenir Issuer IV Ireland DAC	763,787	6.00%	10/25/2027	752,592
				2,158,033
Total Government Bond (Cost $3,800,215)				$3,915,471

Total Investments - 79.70% (Cost $29,975,839)				$30,093,566
Other Asset in Excess of Liabilities - 20.30%				7,664,998
Net Assets - 100.00%				$37,758,564

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to 3,934,709, which represents approximately 10.42% of net assets as of June 30, 2026.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2026, the market value of those securities was $4,603,966, representing 12.21% of net assets.
(c)	Fair value is determined in good faith in accordance with valuation principles pursuant to FASB ASC Topic 820 “Fair Value Measurement”. Fair value is determined using significant unobservable inputs. The total fair value of these investments as of March 31, 2026 was $13,699,194 which represents 36% of total net assets of the fund.

See Notes to Financial Statements

6

Gemcorp Commodities Alternative Products Fund	Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
ASSETS
Investments, at fair value (Cost $29,975,839)	$30,093,566
Cash	7,131,655
Foreign currency, at value (Cost $424)	417
Interest receivable	524,001
Due from Adviser	401,907
Prepaid expenses and other assets	3,511
Total assets	38,155,057

LIABILITIES
Payable for administration and fund accounting fees	18,620
Payable for transfer agent fees	6,820
Advisory fee payable	137,726
Incentive fee payable (Note 4)	103,026
Payable for credit facility fees	267
Other accrued expenses and other liabilities	130,034
Total liabilities	396,493
Commitments and contingencies (see Note 4)
NET ASSETS	$37,758,564

COMPOSITION OF NET ASSETS
Paid-in capital	$36,460,654
Distributable Earnings/(accumulated deficit)	1,297,910
NET ASSETS	$37,758,564

Net Assets Attributable to:
Class I Shares	$37,758,564
$37,758,564
Shares Outstanding:
Shares of Class I common stock outstanding (unlimited number of shares authorized at par of $0.001)	3,676,959
3,676,959
Net Asset Value per Share:
Class I Shares	$10.27

See Notes to Financial Statements

Semi-Annual Report | June 30, 2026	7

Gemcorp Commodities Alternative Products Fund	Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)
INVESTMENT INCOME
Interest income (Net withholding tax of $3,959)	$1,663,758
Total investment income	1,663,758

EXPENSES
Advisory fees	271,371
Administration and fund accounting fees	163,770
Transfer agent fees	73,310
Professional fees	167,830
Custodian fees	21,482
Trustees’ fees and expenses	55,416
Incentive fee (Note 4)	187,714
Other	82,168
Total expenses	1,023,061
Fees waived by Adviser (Note 4)	(461,806)
Net expenses	561,255
NET INVESTMENT INCOME	1,102,503

NET REALIZED GAIN/(LOSS) AND CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) FROM INVESTMENTS
Net realized gain from Investments	72,147
Total net realized gain/(loss) from Investments	72,147

Net change in unrealized appreciation/(depreciation) on investments	(49,925)
NET REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS	22,222
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,124,725

See Notes to Financial Statements

8

Gemcorp Commodities Alternative Products Fund	Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS
Net investment income	$1,102,503	$814,717
Net realized gain/(loss) from investments	72,147	(73,962)
Net change in unrealized appreciation/(depreciation) on investments	(49,925)	167,652
Net increase in net assets resulting from operations	1,124,725	908,407
From distributable earnings	–	(924,538)
Decrease in net assets from distributions	–	(924,538)

CAPITAL SHARE TRANSACTIONS
Class I
Proceeds from shares issued	500,000	36,049,970
Net increase from capital share transactions	500,000	36,049,970
Net increase in net assets from capital share transactions	500,000	36,049,970

NET ASSETS
Beginning of period	36,133,839	100,000
End of period	$37,758,564	$36,133,839

Fund Share Transactions
Class I
Beginning Shares	3,627,777	10,000
Shares Sold	49,182	3,617,777
Ending Shares	3,676,959	3,627,777

See Notes to Financial Statements

Semi-Annual Report | June 30, 2026	9

Gemcorp Commodities Alternative Products Fund	Statement of Cash Flows

For the Six Months Ended June 30, 2026 (Unaudited)
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$1,124,725
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of Investments	(15,013,135)
Proceeds from disposition of investment securities	13,536,613
Net proceeds from short-term investments	4,554,330
Net realized gain from Investments	(72,147)
Net change in unrealized appreciation/(depreciation) on Investments	49,925
Discount accreted and premiums amortized	(106,557)
(Increase)/Decrease in Assets:
Due from Adviser	(401,907)
Interest receivable	(210,940)
Other payables and accrued expenses	(3,511)
Increase/(Decrease) in Liabilities:
Advisory fees	137,726
Payable for credit facility fees	267
Administration and fund accounting fees	(8,906)
Transfer agent fees	(10,967)
Payable to the Adviser	(59,898)
Incentive fee payable	103,026
Other Accrued expenses and other liabilities	6,455
Net cash used in operating activities	3,625,099

Cash Flows from Financing Activities:
Proceeds from shares issued	500,000
Distributions paid	(924,538)
Net cash provided by financing activities	(424,538)

Cash and foreign currency, beginning of period	$3,931,511
Net change in cash and foreign currency	$3,200,561
Cash and foreign currency, end of period	$7,132,072

Cash paid during the period for interest expense	$–
Cash paid during the period for taxes	$–

See Notes to Financial Statements

10

Gemcorp Commodities Alternative Products Fund	Financial Highlights

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$9.96	$10.00

INCOME FROM INVESTMENT OPERATIONS(a)
Net investment income (loss)	0.30	0.26
Net realized and unrealized loss on investments(b)	(0.03)	(0.04)
Total income from investment operations	0.27	0.22

DISTRIBUTIONS
From net investment income	–	(0.24)
From net realized gain on investments	–	(0.02)
Total distributions	–	(0.26)
Net increase/(decrease) in net asset value	0.27	(0.04)
NET ASSET VALUE, END OF PERIOD	$10.23	$9.96

TOTAL RETURN(c)	3.11%	2.15%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$37,759	$36,134

RATIOS TO AVERAGE NET ASSETS
Ratio of gross expenses to average net assets including fee waivers and reimbursements(d)	3.07%	4.61%
Ratio of net expenses to average net assets excluding fee waivers and reimbursements(d)	2.55%	3.49%
Net investment income	6.04%	2.53%

PORTFOLIO TURNOVER RATE	49%	61%

See Notes to Financial Statements

Semi-Annual Report | June 30, 2026	11

Gemcorp Commodities Alternative Products Fund	Financial Highlights

For the Period December 31, 2024 (Inception) to December 31, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS(a)
Net investment income (loss)	–
Net realized and unrealized gain on investments(b)	–
Total income from investment operations	–

DISTRIBUTIONS
From net investment income	–
From net realized gain on investments	–
Total distributions	–
Net increase/(decrease) in net asset value	–
NET ASSET VALUE, END OF PERIOD	$10.00

TOTAL RETURN(c)	–%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$100

RATIOS TO AVERAGE NET ASSETS
Ratio of gross expenses to average net assets including fee waivers and reimbursements(d)	0.00%
Ratio of net expenses to average net assets excluding fee waivers and reimbursements(d)	0.00%
Net investment income	0.00%

PORTFOLIO TURNOVER RATE	0%

(a)	Per share numbers have been calculated using average shares outstanding
(b)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

See Notes to Financial Statements

12

Gemcorp Commodities Alternative Products Fund	Financial Highlights

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Represents the ratio of expenses to average net assets absent fee waivers expense reimbursement and/or recoupment by the Adviser.

See Notes to Financial Statements

Semi-Annual Report | June 30, 2026	13

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements
June 30, 2026 (Unaudited)

1. Organization

The Gemcorp Commodities Alternative Products Fund (the “Fund”) is a closed-end management investment company that operates as an interval fund and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and organized as a Delaware statutory trust on February 16, 2024. Gemcorp Capital Advisors LLC serves as the investment adviser (the “Adviser”) of the Fund. The Adviser provides day-to-day investment management services to the Fund. The Fund is non-diversified, which means that under the Investment Company Act, it may invest a greater portion of its assets in obligations of a single issuer than a diversified fund. No holder of Shares (each, a “Shareholder” and collectively, “Shareholders”) will have the right to require the Fund to redeem its Shares. In addition, no public market exists for the Shares and the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. The Fund is an appropriate investment only for those investors who can tolerate a high degree of risk and do not require a liquid investment.

The Fund intends to offer two separate classes of shares of beneficial interest designated as Class I and Class U (the “Class I Shares” and “Class U Shares,” respectively). Class I has commenced operations. Class U is offered but not currently funded.

Only Class I Shares have been issued as of the date of the accompanying financial statements. Class I Shares and Class U Shares are subject to different fees and expenses. In the future, other classes of Shares may be offered.

The Fund’s investment objective is to provide risk-adjusted returns across various types of market cycles (i.e., periods of positive and negative macro trends in the markets), by investing in a globally diversified portfolio of liquid and illiquid instruments, securities, derivatives and supply chain financings that are commodity-related or commodity-linked, as applicable. The Fund may also utilize physical commodities as collateral for loan transactions or part of supply chain financing transactions. The Fund seeks to achieve its investment objective by (1) providing exposure to asset classes that require specialized expertise (commodities); (2) sourcing differentiated investments through proprietary research and an understanding of the commodities markets; (3) focusing on risk management; and (4) allocating capital opportunistically among different investment strategies within the commodities space based on the Adviser’s assessment of opportunities and their relative value.

14

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements
June 30, 2026 (Unaudited)

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes), directly or indirectly, in commodity-related and commodity-linked instruments, securities, derivatives, supply chain financings and physical gold.

The Fund will endeavor to allocate its investments in credit and equity investments across any number of the following strategies:

(a)	commodity-linked credit, which broadly includes syndicated loans and bonds, first lien loans, second lien loans, unitranche loans, mezzanine debt and credit derivatives (including swaps) made in respect of companies for which a primary or material focus is the production, distribution or sale of commodities (“Commodity- Related Companies”) and countries where at least 50% of a given country’s share of allocated merchandise exports results from commodities as defined by the United Nations Conference on Trade and Development or enterprises owned by such countries (“Commodity-Related Sovereigns”);

(b)	commodity-linked equities, which include common and preferred equity, limited partnership interests in commodity-related vehicles and private investments in public equity (“PIPES”) and equity derivatives made in respect of Commodity-Related Companies and Commodity-Related Sovereigns;

(c)	supply chain financing (trade finance, physical commodity financings and procurement financings);

(d)	exposure to physical commodities through long and short derivative positions; and

(e)	physical gold.

Semi-Annual Report | June 30, 2026	15

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements
June 30, 2026 (Unaudited)

2. Accounting Policies

Basis of Preparation

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation

Pursuant to Rule 2a-5 under the 1940 Act adopted by the SEC in December 2020 (“Rule 2a-5”), the Board has elected to designate the Adviser as “valuation designee” to perform fair value determinations, subject to Board oversight and certain other conditions. In the absence of readily available market quotations, as defined by Rule 2a-5, the Adviser determines the fair value of the Fund’s investments in accordance with its written valuation policy approved by the Board. There is no single method for determining fair value in good faith. As a result, determining fair value requires judgment be applied to the specific facts and circumstances of each portfolio investment while employing a consistently applied valuation process for the types of investments held by the Fund. Due to the uncertainty of valuation, this estimate may differ significantly from the value that would have been used had a ready market for the investments existed, and the differences could be material.

Bonds are valued using an independent pricing service/vendor. The price used is the Bloomberg BVAL Bid Pricing with a 4pm New York snap. Management does not adjust these prices. For investments without readily available market prices, these factors may be incorporated into discounted cash flow models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the portfolio company in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.

16

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements
June 30, 2026 (Unaudited)

Investment Transactions and Related Investment Income and Expenses

Investment transactions are accounted for on trade-date. Unsettled trades are reported on a net basis when the right to offset is provided within counterparty agreements. Realized gains and losses from investment transactions are determined using specific identification based on the first in first out (“FIFO”) cost method. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage commissions and other trading fees are reflected as an adjustment to cost or proceeds at the time of the transaction. Interest, including income earned on money market funds, is recognized on an accrual basis and includes the amortization of premium and accretion of discount based on the effective yield. Dividend income is recorded on the ex-dividend date. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

Expenses are paid to third parties and include organizational expenses, administrative fees and expenses, legal fees, audit and tax preparation expenses, custodial fees, and bank fees. Such expenses are recognized on an accrual basis.

Cash

Cash represents cash on hand and demand deposits held at the Custodian, and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations. At June 30, 2026 the Fund held $7,131,655 cash with the custodian. Balances denominated in foreign currencies are included in cash on the Statement of Assets and Liabilities, and are valued at $417 (cost $424).

Fair Value Measurements

In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, a three-tier hierarchy has been established to classify fair value measurements for disclosure purposes.

The Fund determines fair value based on assumptions that market participants would use in pricing an asset or liability in an orderly transaction at the measurement date. When considering market participant assumptions in fair value measurements, the following fair value hierarchy prioritizes and ranks the level of market price observability used in measuring investments:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund is able to access as of the reporting date.

Semi-Annual Report | June 30, 2026	17

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements
June 30, 2026 (Unaudited)

●	Level 2 – Inputs, other than quoted prices included in Level I, that are observable either directly or indirectly as of the reporting date. These inputs may include (a) quoted prices for similar assets in active markets, (b) quoted prices for identical or similar assets in markets that are not active, (c) inputs other than quoted prices that are observable for the asset, or (d) inputs derived principally from or corroborated by observable market data by correlation or other means.

●	Level 3 – Pricing inputs are unobservable for the investment and little, if any, active market exists as of the reporting date. Fair value inputs require significant judgment or estimation from the Adviser.

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loan	$–	$–	$13,699,194	$13,699,194
Corporate Bonds	–	12,478,901	–	12,478,901
Government Bond	–	3,915,471	–	3,915,471
Total	$–	$16,394,372	$13,699,194	$30,093,566

The most significant estimate inherent in the preparation of the financial statements is the valuation of investments.

The Fund accounts for its investments in accordance with U.S. GAAP, and fair values its investment portfolio in accordance with the provisions of the FASB ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Investments are reflected in the financial statements at fair value. Fair value is the estimated amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (i.e., the exit price).

18

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements
June 30, 2026 (Unaudited)

The following table shows the aggregate changes in fair value of the Fund’s Level 3 investments during the semi-annual period ended June 30, 2026:

	Asset Type
	Bank Loan	Total
Balance as of December 31, 2025	$9,577,336	$9,577,336
Accrued Discount/premium	12,222	12,222
Return of Capital	–	–
Realized Gain/(Loss)	12,803	12,803
Change in Unrealized Appreciation/ (Depreciation)	(20,729)	(20,729)
Purchases	7,982,449	7,925,043
Sales Proceeds/Paydowns	(3,864,887)	(3,864,894)
Transfer into Level 3	–	–
Transfer Out of Level 3	–	–
Balance as of June 30, 2026	$13,699,194	$13,699,194
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2026	$(20,729)	$(20,729)

In certain cases, inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the determination of which category within the fair value hierarchy is appropriate for any given investment is based on the lowest level of input significant to that fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the investment.

The following table summarizes the quantitative inputs and assumptions used for investments categorized as Level 3 of the fair value hierarchy as of December 31, 2025. In addition to the technique and inputs noted in the table below, the Adviser may use other valuation techniques and methodologies when determining the Fund’s fair value measurements as provided for in the valuation policy approved by the Board. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements as of December 31, 2025. Unobservable inputs and assumptions are periodically reviewed and updated as necessary to reflect current market conditions.

Semi-Annual Report | June 30, 2026	19

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements
June 30, 2026 (Unaudited)

Asset Class	Fair Value as of June 30, 2026	Valuation Technique/ Methodologies	Unobservable Inputs
Bank Loans	$ 13,699,194	Transaction Approach	Recent Transaction

Minimum	Maximum	Weighted Average
97.5%	100%	99.58%

Market price observability is impacted by a number of factors, including the type of investment, the characteristics specific to the investment and the state of the marketplace (including the existence and transparency of transactions between market participants). Investments with readily available actively quoted prices, or for which fair value can be measured from actively quoted prices in an orderly market, will generally have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments for which observable, quoted prices in active markets do not exist are reported at fair value based on Level 3 inputs. The amount determined to be fair value may incorporate the Adviser’s own assumptions (including assumptions the Adviser believes market participants would use in valuing investments and assumptions relating to appropriate risk adjustments for non-performance and lack of marketability), as provided for in the Adviser’s valuation policy.

An estimate of fair value is made for each investment at least monthly taking into account information available as of the reporting date and is subject to review by the Board on a quarterly basis.

Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of the Fund’s Board of Trustees (“Board”) and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the Securities and Exchange Commission (“SEC”) of the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Fund’s Prospectus, Statement of Additional Information and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering.

20

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements
June 30, 2026 (Unaudited)

Federal Income Taxes

The Fund qualifies and intends to continue to qualify as a regulated investment company (a “RIC”) for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, it distributes out all of its income and gains each year.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for federal income tax purposes. The tax basis components of distributable earnings may differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences arising primarily from partnerships and passive foreign investment company investments.

Distributions are determined in accordance with federal income tax regulations, which differ from U.S. GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote.

Segment Reporting

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is a party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as

Semi-Annual Report | June 30, 2026	21

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements
June 30, 2026 (Unaudited)

the chief operating decision maker, using the information presented in the financial statements and financial highlights. Due to the significance of oversight and their role, the Adviser is deemed to be the chief operating decision maker.

3. Capital Stock

Pursuant to exemptive relief obtained from the SEC, the Fund is permitted to offer multiple classes of Shares. The Fund is currently authorized to offer two separate classes of Shares, designated as Class I Shares and Class U Shares. Only Class I Shares have been issued as of the date of the accompanying financial statements. Class I Shares and Class U Shares are subject to different fees and expenses.

While the Fund presently intends to offer two classes of Shares, it may offer other classes of Shares as well in the future. From time to time, the Board may create and offer additional classes of Shares, or may vary the characteristics of the Class I Shares or Class U Shares described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular class of Shares; (5) differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses; (6) the addition of sales loads; (7) any conversion features, as permitted under the Investment Company Act.

Neither Class I Shares nor Class U Shares are subject to any initial sales charge. However, investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by the Fund’s administrator, ALPS Fund Services, Inc. (the “Administrator”). The returned check and stop payment fee are currently $25.

Shares are generally offered for purchase on monthly basis, except that Shares may be offered less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Except as otherwise permitted by the Board, initial and subsequent purchases of Shares will be payable in cash. Orders will be priced at the appropriate price next computed after the order is received by the Fund. The Fund reserves the right, in its sole discretion, to accept or reject any subscription to purchase Shares in the Fund at any time.

22

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements
June 30, 2026 (Unaudited)

The Fund is an “interval fund” pursuant to which it, subject to applicable law, will conduct quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding Shares at net asset value (“NAV”). At this time, the Board has approved the Fund’s conducting of repurchase offers on a quarterly basis in the amount of 5% of its outstanding Shares. This amount may be changed by the Board, in its discretion, at any time. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased. The Fund does not currently intend to list its Shares for trading on any securities exchange and it is not anticipated that a secondary market for Shares will develop. The Shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to repurchase a portion of the Shares to try to provide liquidity to shareholders, you should consider the Shares to have limited liquidity.

In each repurchase offer, the Fund will offer to repurchase its Shares at their NAV as determined as of approximately January 31, April 30, July 31 and October 31, of each year, as applicable (each, a “Valuation Date”). Each repurchase offer ordinarily will be limited to the repurchase of approximately 5% of the Fund’s Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer. In determining the extent to which the Fund should offer to repurchase Shares from Shareholders pursuant to repurchase requests, the Board may consider, among other things, the recommendation of the Adviser as well as a variety of other operational, business and economic factors.

A Shareholder who tenders for repurchase only a portion of its Shares in the Fund will be required to maintain a minimum account balance of $250,000. Subject to certain requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the rules promulgated thereunder, the Fund reserves the right to reduce the amount to be repurchased from a Shareholder so that the required minimum account balance is maintained. Such minimum capital account balance requirement may also be waived by the Board in its sole discretion, subject to applicable federal securities laws.

Semi-Annual Report | June 30, 2026	23

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements
June 30, 2026 (Unaudited)

4. Agreements

The Fund has entered into an advisory agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Fund pays the Adviser a management fee equal to 1.50% (the “Management Fee”). The Management Fee is calculated and payable quarterly in arrears at the annual rate of 1.50% of the quarter-end value of the Fund’s Net Assets.

Pursuant to the Advisory Agreement, the Fund pays the Adviser an Incentive Fee of 15% (the “Incentive Fee”). The Incentive Fee is calculated and payable quarterly in arrears based upon “pre-incentive fee net investment income” attributable to each class of the Fund’s Shares for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return based on each class’s starting net asset value for the period (calculated in accordance with U.S. GAAP), equal to 1.25% per quarter (or an annualized hurdle rate of 5.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the fiscal quarter, minus each class’s operating expenses for the quarter and the distribution and/or shareholder servicing fees (if any) applicable to each class accrued during the fiscal quarter. For such purposes, the Fund’s operating expenses will include the Management Fee and costs and expenses reimbursed to the Servicers under the Services Agreement and to the Administrator under the Administration Agreement, but it will exclude the Incentive Fee.

Thus, the calculation of the Incentive Fee for each fiscal quarter is as follows:

●	No Incentive Fee is payable in any fiscal quarter in which the applicable pre-incentive fee net investment income attributable to the applicable share class does not exceed the quarterly hurdle rate of 1.25% of such class’s starting net asset value for the period (calculated in accordance with U.S. GAAP), or 5.00% annualized;

●	100% of the pre-incentive fee net investment income attributable to the applicable share class, if any, that exceeds the hurdle rate but is less than or equal to 1.47% of such class’s starting net asset value for the period (calculated in accordance with U.S. GAAP) in any fiscal quarter (5.88% annualized) is payable to the Adviser; and

24

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements
June 30, 2026 (Unaudited)

●	15% of the pre-incentive fee net investment income attributable to the applicable share class, if any, that exceeds 1.47% of such class’s starting net asset value for the period (calculated in accordance with U.S. GAAP) in any fiscal quarter (5.88% annualized) is payable to the Adviser (i.e. once the hurdle rate is reached and the catch-up is achieved).

The Board will periodically review the Advisory Agreement to determine, among other things, whether the fees payable under such agreement are reasonable considering the services provided.

The Adviser has presently agreed to voluntarily waive the Management Fee and/or reimburse a portion of the Fund’s ordinary operating expenses to the extent necessary so as to ensure that the Fund’s total annual operating expenses do not exceed, on an annualized basis (while this Voluntary Cap is in effect), 2.50% of the Fund’s net assets for Class I Shares and 3.25% for Class U Shares (the “Voluntary Cap”), effective January 1, 2026 and continuing through December 31, 2026. This Voluntary Cap may be modified, suspended or terminated by the Adviser at any time in its sole discretion. Any amounts waived or absorbed pursuant to the Voluntary Cap are not subject to recoupment by the Adviser. For purposes of the Voluntary Cap, “ordinary operating expenses” do not include the Incentive Fee, taxes, interest and other costs of borrowing/leverage, brokerage expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, litigation and indemnification expenses, and extraordinary expenses.

A management fee of $271,371 was waived for the period ended June 30, 2026. The management fee was contractually waived due to the Voluntary Cap. As of December 31, 2025, the entire management fee was waived for the year ended December 31, 2025 and not subject to recoupment. The Adviser recouped $59,899 of the Fund expenses.

Including amounts waived during the period ended June 30, 2026, cumulative fees and/ or expenses subject to recapture pursuant to the aforementioned conditions amounted to $823,876 and will expire during the fiscal years indicated below:

	2028	2029
Gemcorp Commodities Alternative Products Fund	$362,070	$461,806

Semi-Annual Report | June 30, 2026	25

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements
June 30, 2026 (Unaudited)

5. Distributions to Shareholders and Tax Components of Capital

The tax character of Fund distributions for the following years was as follows:

Year	Ordinary Income	Long-Term Capital Gain	Return of Capital
2025	$924,538	$–	$–
2024	–	–	–

As of June 30, 2026, the aggregate costs of investments, gross unrealized appreciation/ (depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Gross Unrealized Appreciation (excess of value over tax cost)	Gross Unrealized Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
$229,361	$(111,634)	$117,727	$29,975,839

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2025, the Fund is not deferring any capital losses that will be indefinitely carried forward.

The Fund elects to defer to the year ending December 31, 2026, capital losses recognized during the period November 1, 2025 through December 31, 2025 in the amount of $144,506, all short term.

As of December 31, 2025, the components of distributable earnings/(deficit) on a tax basis were as follows:

(Over)/ Undistributed Ordinary Income	Other cumulative effect of timing differences	Accumulated Capital Gains/ (Losses)	Net unrealized appreciation/ (depreciation) on investments	Total
$150,039	$–	$(144,506)	$167,652	$173,185

26

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements
June 30, 2026 (Unaudited)

Permanent book and tax differences, primarily attributable to offering costs, resulted in reclassification for the period ended December 31, 2025, as follows:

Paid-in capital	Total Distributable Earnings
$189,316	$(189,316)

6. Risks and Uncertainties

Bank Loan Risk

The Adviser may invest a portion of the Fund’s assets in bank loans and participations. The special risks associated with these obligations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and (iii) limitations on the ability of the Fund or the Adviser to directly enforce its rights with respect to participations. The Adviser will seek to balance the magnitude of these and other risks identified by it against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund. Bank loans are frequently traded on the basis of standardized documentation which is used in order to facilitate trading and market liquidity. There can be no assurance, however, that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue or that the same documentation will be used in the future. The settlement of trading in bank loans often requires the involvement of third parties, such as administrative or syndication agents, and there presently is no central clearinghouse or authority which monitors or facilitates the trading or settlement of all bank loan trades. Often, settlement may be delayed based on the actions of any third party or counterparty, and adverse price movements may occur in the time between trade and settlement, which could result in adverse consequences for the Fund.

Semi-Annual Report | June 30, 2026	27

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements
June 30, 2026 (Unaudited)

7. Other Agreements

Distribution Agreement

ALPS Distributors, Inc. (the “Distributor”) is the distributor (also known as principal underwriter) of the Shares of the Fund and acts as the agent of the Fund in connection with the continuous offering of shares of the Fund.

Fund Administration Agreement

The Fund has retained the Administrator, ALPS Fund Services, Inc., to provide administrative services, and to assist with operational needs. In consideration for these services, the Fund pays the Administrator a minimum monthly administration fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for out-of-pocket expenses relating to services provided to the Fund, and receives a fee for transfer agency services. The Administration Fee and the other terms of the Administration Agreement may change from time to time as may be agreed to by the Fund and the Administrator.

Services Agreement

The Fund is party to a services agreement with Gemcorp Commodities Trading SA, Gemcorp Commodities Trading (Services) Limited and Gemcorp Commodities Global DMCC (collectively, the “Servicers”), affiliates of the Adviser, in which the Servicers provide certain administrative services to the Fund (the “Services Agreement”), including, among other things, support for legal due diligence, transaction documentation, insurance review and negotiation, coordination with third-party advisers, operational due diligence, and administrative functions related to margin calls, collateral, and account controls. The Fund will reimburse the Servicers for the Fund’s allocable portion of costs and expenses incurred by the Servicers in performing their obligations under the Services Agreement. For the period ended June 30, 2026, no costs or expenses were incurred by the Fund related to the Services Agreement, and accordingly no amounts were reimbursed under the Services Agreement.

Custodian Agreement

Citibank, N.A. (the “Custodian”) serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder.

28

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements
June 30, 2026 (Unaudited)

UMB Fund Services. (the “Secondary Custodian”) serves as a secondary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder.

In consideration for these services, the Fund pays the Custodian a minimum monthly custodian fee.

8. Purchases and Sales of Investment Securities

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended June 30, 2026 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
Gemcorp Commodities Alternative Products Fund	$15,013,135	$13,528,677

9. Control Ownership

Under Section 2(a)(9) of the 1940 Act, the beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund. As of June 30, 2026, the only entity that owns of record or beneficially 5% or more of any class of the Fund’s shares is Gemcorp CAP Feeder Fund, L.P., which owns 97.36% of the Fund’s outstanding shares.

10. Accounting Pronouncement

On December 14, 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosure. ASU 2023-09 focuses on improving income tax disclosures, particularly regarding the reconciliation of effective tax rates and income taxes paid. The amendments aim to provide investors with clearer insights into the factors affecting an entity’s effective tax rate and overall tax position. ASU 2023-09 is effective for annual periods beginning after December 15, 2024 . The Fund adopted ASU 2023-09 effective December 31, 2025 and concluded that the application of this guidance did not have any material impact on its financial statements.

Semi-Annual Report | June 30, 2026	29

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements
June 30, 2026 (Unaudited)

11. Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The Fund notified shareholders of a quarterly repurchase offer on June 25, 2026. The offer expired on July 17, 2026. No shareholders subscribed to the repurchase offer.

On June 25, 2026, the Fund disclosed that, although the Fund seeks over the longer term to make distributions at least quarterly, the Fund currently expects to make annual distributions in light of the current composition of the Fund’s portfolio assets. There can be no assurance as to the timing or amount of any distributions, or that any distributions will be made, and all distributions remain subject to the discretion of the Board.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

30

Gemcorp Commodities Alternative Products Fund	Dividend Reinvestment Plan
June 30, 2026 (Unaudited)

The Fund operates under the DRP administered by SS&C GIDS, Inc. Pursuant to the DRP, the Fund’s Distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of Shares of the Fund.

Shareholders automatically participate in the DRP, unless and until an election is made to withdraw from the plan on behalf of such participating Shareholder. A Shareholder who does not wish to have Distributions automatically reinvested may terminate participation in the DRP by written instructions to that effect to SS&C GIDS, Inc. Shareholders who elect not to participate in the DRP will receive all distributions in cash paid to the Shareholder of record (or, if the Shares are held in street or other nominee name, then to such nominee). Such written instructions must be received by SS&C GIDS, Inc. by the Repurchase Request Deadline or the Shareholder will receive such Distribution in Shares through the DRP. Under the DRP, the Fund’s Distributions to Shareholders are automatically reinvested in full and fractional Shares as described below.

When the Fund declares a Distribution, SS&C GIDS, Inc., on the Shareholder’s behalf, will receive additional authorized Shares from the Fund either newly issued or repurchased from Shareholders by the Fund and held as treasury stock. The number of Shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund’s NAV per share. There is no sales load or other charge for reinvestment, but shareholder servicing fees and distribution fees will be charged where applicable.

SS&C GIDS, Inc. will maintain all Shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by Shareholders for personal and tax records. SS&C GIDS, Inc. will hold Shares in the account of the Shareholders in non-certificated form in the name of the participant, and each Shareholder’s proxy, if any, will include those Shares purchased pursuant to the DRP. Each participant, nevertheless, has the right to request certificates for whole and fractional Shares owned. The Fund will issue certificates in its sole discretion. SS&C GIDS, Inc. will distribute all proxy solicitation materials, if any, to participating Shareholders.

In the case of Shareholders, such as banks, brokers or nominees, that hold Shares for others who are beneficial owners participating under the DRP, SS&C GIDS, Inc. will administer the DRP on the basis of the number of Shares certified from time to time by the record shareholder as representing the total amount of Shares registered in the Shareholder’s name and held for the account of beneficial owners participating under the DRP. Shareholders holding shares that participate in the DRP in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the DRP.

Semi-Annual Report | June 30, 2026	31

Gemcorp Commodities Alternative Products Fund	Dividend Reinvestment Plan
June 30, 2026 (Unaudited)

Neither SS&C GIDS, Inc. nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the DRP, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which Shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Please see the section entitled “Tax Aspects.”

The Fund reserves the right to amend or terminate the DRP upon 60 days’ notice to Shareholders. There is no direct service charge to participants with regard to purchases under the DRP; however, the Fund reserves the right to amend the DRP to include a service charge payable by the participants.

Additional information about the DRP is available upon request. All correspondence concerning the DRP should be directed to SS&C GIDS, Inc.at PO Box 219021 Kansas City, MO 64121-9021 or 330 W 9th Street, Suite 219021 Kansas City, MO 64105-1407. Certain transactions can be performed by calling the toll free number 833-864-3773.

32

Gemcorp Commodities Alternative Products Fund	Approval of Investment Advisory Agreement
June 30, 2026 (Unaudited)

At a meeting held on May 19, 2026, the Board of Trustees (the “Board”) of Gemcorp Commodities Alternative Products Fund, a Delaware statutory trust (the “Fund”), including the members of the Board who are not “interested persons,” as defined by the 1940 Act, of the Fund (the “Independent Trustees”) unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Fund and Gemcorp Capital Advisors LLC, a Delaware limited liability company (the “Adviser”), for a one year period. In considering whether to renew the Advisory Agreement, the Board reviewed various materials from the Adviser and recalled their prior consideration of various relevant materials in connection with their initial approval of the Advisory Agreement whose terms were not proposed to change. Collectively, these materials included: (i) information concerning the services provided to the Fund by the Adviser; (ii) information concerning the performance of the Fund, (iii) the capabilities and experience of the Adviser in employing the Fund’s investment program; (iv) the fees and expenses of the Fund; (v) information on the profitability of the Adviser and its affiliates; and (vi) other potential benefits to the Adviser from its relationship with the Fund. In particular, the Board considered the following:

(a) The Nature, Extent and Quality of Services Provided by the Adviser

The Board considered the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees reviewed the presentations the Adviser provided to the Board regarding services provided to the Fund. The Trustees noted the importance of the Adviser having adequate resources and, in this regard, noted that the Adviser is under common control with Gemcorp Capital Management Limited (“GCM”). The Trustees considered the Adviser’s representation that GCM would continue to provide financial and personnel support to the Fund, which should enable the Adviser to continue to provide quality services to the Fund. In connection with the broad scope of investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser, the management of the Fund’s investments in accordance with the Fund’s stated investment objective and policies. The Board also considered the experience of the individuals responsible for the management and operation of the Fund’s assets in managing the Fund as well as other funds and other alternative investment vehicles. The Board noted that the Adviser (or its affiliates) would continue to provide, at its own expense, facilities necessary for the operation of the Fund and it would continue to make certain personnel available to serve as the senior officers of the Fund, including the Chief Executive Officer and the Chief Financial Officer. The Board concluded that the Adviser demonstrated that it was focused on providing high quality services to the Fund and its shareholders. The Board observed the broad scope of services required to be provided under the Advisory Agreement, noting no changes were proposed to the Advisory Agreement. The Board also considered the continuation of the Fund’s Services

Semi-Annual Report | June 30, 2026	33

Gemcorp Commodities Alternative Products Fund	Approval of Investment Advisory Agreement
June 30, 2026 (Unaudited)

Agreement with Gemcorp Commodities Trading (Services) Limited, the services provided thereunder and the costs thereof. The Board determined that the nature and quality of services provided supported the continuation of the Advisory Agreement.

(b)	Investment Performance of the Fund and Adviser

The Board considered the performance of the Fund, including as compared to the performance of a group of funds that invest in direct loans, trade finance instruments, and specialty finance strategies (the “Peer Group”) selected by the Adviser. The Board considered the effects of the ramp-up time that was required to build the portfolio. The Board observed the Fund’s modest return generated since inception, which the Board noted reflected positive performance and improving results over recent periods as the Fund has progressed through its initial ramp-up period. The Trustees concluded that the Adviser has provided acceptable returns for the Fund.

(c)	Fees and Expenses

The Trustees reviewed the cost of services proposed to be provided by the Adviser and the fees paid under the Advisory Agreement. The Trustees considered that under the Advisory Agreement, the Fund pays the Adviser a fixed annual management fee rate of 1.50% of net assets. The Trustees also reviewed the incentive fee to be paid under the Advisory Agreement which is calculated at the rate of 15% of the pre-incentive fee and net investment income attributable to the applicable share class, if any, that exceeds 1.47% for the period in any fiscal quarter. In reviewing the fees and expenses for the Fund the Board considered that the Adviser did not collect a management fee or incentive fee from the Fund in fiscal year 2025 and has entered into an expense limitation agreement (“ELA”) for 2026 to limit the Fund’s expenses to 2.5% of NAV for Class I and for Class U (excluding any shareholder servicing and/or distribution fees of the Fund). The Board considered that although the Adviser’s 1.5% management fee charged to the Fund was somewhat higher than the Peer Group, it is within the range of the Peer Group management fee rates, and the Adviser’s incentive fee was comparable to that of a number of peers. The Board determined that the information provided and discussed supported the determination that the fees paid to the Adviser are fair and reasonable in light of the extent and quality of the services provided to the Fund.

(d)	Profitability

The Adviser provided the Board with a summary and analysis of the Adviser’s costs and profitability with respect to the management of the Fund. The Board noted that the Adviser has not yet profited from managing the Fund.

34

Gemcorp Commodities Alternative Products Fund	Approval of Investment Advisory Agreement
June 30, 2026 (Unaudited)

(e)	Economies of Scale

The Board noted that economies of scale typically can be realized when a fund’s assets increase significantly but the Fund has not yet achieved any meaningful scale.

Conclusion

Based on all of the foregoing, and such other matters as were deemed relevant, the Board found the fees paid under the Advisory Agreement to be fair and reasonable in light of the services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Trustees, including all of the Independent Trustees, approved the renewal of the Advisory Agreement for an additional one-year period.

Semi-Annual Report | June 30, 2026	35

Gemcorp Commodities Alternative Products Fund	Additional Information
June 30, 2026 (Unaudited)

Portfolio Information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Proxy Information

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 are available without charge, upon request, by calling (646) 979-8494, or on the SEC’s website at http://www.sec.gov.

36

Gemcorp Commodities Alternative Products Fund	Service Providers
June 30, 2026 (Unaudited)

Investment Adviser

Gemcorp Capital Advisors, LLC.
12 East 49th Street, 18th floor,
New York, NY 10017

Legal Counsel

Alston & Bird
15th Floor, 90 Park Avenue,
New York, NY 10016

Custodian

Citibank, N.A.
Citigroup Centre
Canada Square
Canary Wharf
London E14 5LB
United Kingdom

Transfer Agent and DRP Administrator

SS&C GIDS, Inc.
330 W 9th Street,
Kansas City, MO 64105

Administrator

ALPS Fund Services, Inc.
1290 Broadway, Suite 1000,
Denver, CO 80203

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1000,
Denver, CO 80203

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800,
Cleveland, OH 44115.

Semi-Annual Report | June 30, 2026	37

GEMCORP
CAPITAL

Gemcorp Commodities Alternative Products Fund

+44 (0) 20 3837 1120
info@gemcorp.net

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6. Investments.

(a)	The schedule of investments is included as part of the Reports to Stockholders filed under Item 1(a) of this report.

(b)	Not applicable to registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to registrant.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to registrant.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract for the Registrant is included as part of the Report to Stockholders filed under Item 1.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(4)	Not applicable.

(a)(5)	Not applicable

(b)	The certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gemcorp Commodities Alternative Products Fund

By:	/s/ Ahmad Al-Sati
Ahmad Al-Sati
President and Principal Executive Officer

Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ahmad Al-Sati
Ahmad Al-Sati
President and Principal Executive Officer

Date:	September 3, 2026

By:	/s/ Matthew Cherry
Matthew Cherry
Chief Financial Officer

Date:	September 3, 2026